Note 11 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2015
Notes
Note 11 - Commitments and Contingencies

NOTE 11 – Commitments and Contingencies

Unsecured subordinate convertible debenture

As detailed in Note 7, on January 20, 2015, we issued an Unsecured Subordinate Debenture with a face value principal of $440,000. The  principal balance and accrued interest for the Unsecured Subordinate Debenture is convertible into the Company’s common stock (the “Common Stock”), at Lender’s option, at a “Conversion Price” of 55% multiplied by the Lowest Closing Price (which represents a discount rate of forty-five percent (45%)). The “Lowest Closing Price” shall be the lowest closing bid price of the Common Stock during the 25 consecutive trading days prior to such date as reported on www.NASDAQ.com. Lender has agreed to restrict its ability to convert the Unsecured Subordinate Debentures and receive shares of Common Stock such that the number of shares of Common Stock held by it in the aggregate and its affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of Common Stock. The Unsecured Subordinate Debentures and the other securities issued to Lender pursuant to the Agreement were not registered under the Securities Act of 1933, as amended, in reliance upon the exemption from registration provided by Regulation D promulgated thereunder, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements.

Litigation

On March 27, 2015 we received correspondence from an attorney which alleged a service provider who provided us with social media postings services had violated the copyright of two related clients regarding certain pictures used by the service provider. The likelihood of a material loss in this matter is considered to be remote and any damages we may pay are not currently estimable.

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. As of the date of these financial statements, other than the aforementioned contingency we know of no threatened or pending lawsuits, claims or other similar contingencies.

License Agreement

As part of our patent dispute settlement with VDF, on January 28, 2014 we entered into a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement (the "License Agreement") with VDF.

Settlement of Patent Dispute

On January 28, 2014, we entered into a settlement agreement (the "Settlement Agreement") with VDF FutureCeuticals, Inc. based on a series of agreements to settle claims asserted by and against the parties with respect to an action filed by VDF against our predecessor company SITC; and resolve a petition for cancellation of certain trademark registrations filed by SITC. Copies of the agreements which formed the settlement were included with our filing of a Current Report on Form 8-K on February 3, 2014. A summary of each agreement is as follows:

1.  Settlement Agreement

Under the Settlement Agreement the parties mutually filed voluntary dismissals with respect to the foregoing claim and petition for cancelation. The parties released each other from liability arising or accruing prior to January 28, 2014 for past monetary damages for any patent infringements and all other claims that the parties brought or could have brought prior to January 28, 2014. In addition, our Company agreed to  formally abandon all pending patent applications directed to coffee berries or coffee berry technology and cancel with prejudice all trademark proceedings.

2.   License Agreement

The License Agreement comprises a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement. The key elements include:

(a) Patents and Trademark License

In exchange for our ongoing compliance with certain Alternative Minimum Payments and royalties (and the terms and conditions related to raw materials discussed below), VDF granted us a non-exclusive, non-transferrable, non-sublicensable license to use and practice certain VDF patent rights and a non-exclusive license to use certain VDF trademarks and trademark rights.

(b) Raw Materials

VDF will supply us with raw materials. Negotiations were completed during November 2014 which created a mutually determined phase-in schedule for raw materials sales. We are also permitted to have raw materials manufactured by a third party (subject to some limitations) solely for the use in the products that we sell. Additionally, we must share with VDF all details of certain input raw materials.

The License Agreement requires us to make quarterly payments, which may be a base amount (an "Alternative Minimum Payment", or "AMP"), or be grossed up to a higher amount subject to our use of rights under the License. The amount and schedule for the remaining Alternative Minimum Payments is as follows:

Three Month Period Ended	Due Date	Amount

March 31, 2015	May 15, 2015	$75,000
June 30, 2015	August 14, 2015	$75,000
September 30, 2015	November 14, 2015	$75,000
December 31, 2015	February 14, 2016	$75,000
March 31, 2016	May 15, 2016	$75,000
June 30, 2016	August 14, 2016	$100,000
September 30, 2016	November 14, 2016	$100,000
December 31, 2016	February 14, 2017	$100,000
March 31, 2017	May 15, 2017	$100,000
June 30, 2017	August 14, 2017	$100,000
September 30, 2017	November 14, 2017	$100,000
December 31, 2017	February 14, 2018	$100,000
March 31, 2018	May 15, 2018	$100,000
June 30, 2018	August 14, 2018	$125,000
September 30, 2018	November 14, 2018	$125,000
December 31, 2018	February 14, 2019	$125,000
March 31, 2019	May 15, 2019	$125,000
Each quarter end thereafter	45 days after each quarter end	$150,000

AMP's are due forty five days after the end of each reporting period. During the year ended December 31, 2014, we made a cash license payment to VDF of $75,000 for the June 30, 2014 period AMP, and rolled over into the Senior Convertible Note (see below) the AMPs for the periods ended September 30 and December 31, 2014.

3.  Senior Convertible Note

The Senior Convertible Note provides that we may, at our option, have regularly scheduled License fee payments treated as debt and rolled over into the Senior Convertible Note which we have issued to VDF.

The maturity date of the Senior Convertible Note is December 31, 2018 unless: (i) the Senior Convertible Note is accelerated pursuant to an event of default, or (ii) the License Agreement is terminated and all accrued and unpaid obligations under the Senior Convertible Note have been paid. Interest on the Senior Convertible Note is 7% per annum, subject to adjustment to 12% for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time. No indebtedness of our company shall rank senior to the payments due under the Senior Convertible Note unless prior written consent of VDF is obtained; and payments under the note are secured by the Security Agreement as described below.

At any time and at the option of VDF, any principal outstanding under the Senior Convertible Note may be converted into shares of our common stock based on the terms of the Senior Convertible Note. Originally the Conversion Price of the Senior Convertible Note was $0.65 per share. On December 19, 2014, this was adjusted to $0.6163 per share based on our issuance of stock options; and subsequent to the year ended December 31, 2014, on January 20, 2015 the Conversion Price was adjusted to $0.5623 based on our issuance of an unsecured, subordinate convertible debenture to a third party.

4.  Pledge and Security Agreement

Under the Pledge and Security Agreement we pledged, collaterally assigned and granted to VDF, a security interest in all of our right, title and interest, whether now owned or hereafter acquired, in and to our Company’s property to secure the prompt and complete payment and performance of obligations existing under any of the agreements.

5.  Warrant

As part of the patent settlement, we issued VDF a warrant (the "VDF Warrant") entitling VDF, from any time after the occurrence of a Warrant Exercise Event until the fifteenth anniversary of the issuance of the VDF Warrant, to purchase from our Company, shares of our common stock representing ten percent (10%) of our fully diluted outstanding shares of common stock at a purchase price of $0.001 per share. No circumstances have yet occurred which classify as a Warrant Exercise Event and therefore there is no right in place for VDF to exercise the VDF Warrant.

A Warrant Exercise Event occurs if any of the following events occur:

i.     our Company reports $25,000,000 or more of gross sales in any fiscal year in our audited financial statements for such fiscal year;

ii.    our Company has a class of securities listed for trading on the New York Stock Exchange, the American Stock Exchange or NASDAQ;

iii.   our Company maintains an aggregate market capitalization of our company’s outstanding capital stock of at least $125,000,000 for twenty (20) consecutive trading days based on the closing prices for the shares of our common stock as reported on the OTC Bulletin Board; or

iv.   our Company has a change of control as defined in the VDF Warrant.

6.  Registration Rights Agreement

Under the Registration Rights Agreement we granted VDF or an assignee demand registration rights and incidental registration rights with respect to: (i) any shares of our common stock issued upon conversion of the Senior Convertible Note; (ii) any shares of our common stock issued upon exercise of the VDF Warrant; and (iii) any shares of our common stock acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement upon exercise or conversion of other convertible securities that are acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement. Pursuant to VDF’s demand registration right, at any time or from time to time, a holder or holders holding a majority of registrable securities then outstanding may require our Company to use our best efforts to effect the registration under the Securities Act of 1933, as amended, of all or part of their respective registrable securities (subject to any limits that may be imposed by the Securities and Exchange Commission pursuant to Rule 415 under the Securities Act), by delivering a written request to our company. In addition to the registration rights granted to VDF, there are restrictions on our granting of registration rights to other parties.

7.  Investor Rights Agreement

Under the Investor Rights Agreement VDF has the right to designate that number of nominees to our board of directors such that the total number of directors designated by VDF is in proportion to its percentage ownership of the outstanding voting power of the Company. From and after the date of the Investor Rights Agreement and until such time as: (i) the Senior Convertible Note has terminated; (ii) the VDF Warrant has terminated or been exercised; and (iii) VDF’s percentage interest is less than 1%, if VDF does not have a designee on our board of directors, VDF shall have the right to appoint one individual as a non-voting observer entitled to attend meetings of our board of directors. Also pursuant to the Investor Rights Agreement, for so long as: (i) the Senior Convertible Note remains outstanding, (ii) the VDF Warrant remains outstanding, or (iii) VDF owns a percentage interest equal or greater to 10%, we will require VDF’s consent before taking certain corporate actions, including, among others: (a) amending our constating documents, (b) making any material change to the nature of our business, (c) incurring indebtedness exceeding $7,500,000 at any one time outstanding; or (d) declaring or paying dividends.